SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

The Corporation’s supplemental cash flow information is as follows:

	For the years ended December 31
	2021	2020

Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties, plant and equipment	$928	$430
Capitalization of depreciation to mineral properties, plant and equipment	$2,258	$923
Capitalization of re-estimation of decommissioning and rehabilitation provision	$(927)	$305
Increase (decrease) in non-cash working capital related to:
Mineral properties, plant and equipment	$(2,259)	$(4,375)